Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 4,489,706	$ 6,531,667
Less: allowance for doubtful accounts	(571,148)	(46,722)
Accounts receivable, net	$ 3,918,558	$ 6,484,945